Employee benefit obligations - Other employee benefits (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee benefit obligations
Other employee benefits	$ 716	$ 957
Other employee benefit obligations
Employee benefit obligations
Other employee benefits	101	127
End of service employee benefits
Employee benefit obligations
Other employee benefits	2	25
Long term employee benefits
Employee benefit obligations
Other employee benefits	$ 99	$ 102